Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 62,093	$ 5,705	$ 10,671
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	61,189	5,250	9,720
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	509	91	466
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	130	319	19
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	24	13	23
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	214	1	428
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	17	10	3
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 10	$ 21	$ 12